Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans, net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of significant accounting policies
Allowance for loan principal and interest receivables	¥ 106,479,154		¥ 55,335,741	¥ 102,555,784	¥ 24,709,468	$ 15,438,026	$ 8,022,928
Loan receivable from Xiaoying Housing Loans, net	3,810,393,225		2,484,072,931			552,455,087
Allowance for loans receivable at beginning of the year	55,335,741	$ 8,022,928	102,555,784	24,709,468
Provision for Loans Receivable from Xiaoying Housing Loans	164,641,879	23,870,829	76,395,168	227,210,026
Less: Charge-off	(113,498,466)	(16,455,731)	(123,615,211)	(153,568,756)
Allowance for loans receivable at end of the year	106,479,154	15,438,026	55,335,741	102,555,784	24,709,468
Past-due loans receivables	3,916,872,379		2,539,408,672			567,893,113
Xiaoying Housing Loan [Member]
Summary of significant accounting policies
Allowance for loan principal and interest receivables					48,211,512
Loan receivable from Xiaoying Housing Loans, net	10,061,258		12,083,317			1,458,745
Loans receivable acquired during the year | $						0	$ 0
Amount of outstanding undiscounted loan receivable	154,623,985		121,854,733			22,418,371
Allowance for loans receivable at beginning of the year				¥ 48,211,512
Provision for Loans Receivable from Xiaoying Housing Loans	(6,066,176)	(879,513)	(377,559)		17,993,570
Less: Charge-off	6,066,176	$ 879,513	377,559		(66,205,082)
Allowance for loans receivable at end of the year					¥ 48,211,512
Past-due loans receivables	10,061,258		12,083,317			1,458,745
Xiaoying Housing Loan [Member] | Over due 2 - 3 years
Summary of significant accounting policies
Past-due loans receivables			1,392,439
Xiaoying Housing Loan [Member] | Over due over 3 years
Summary of significant accounting policies
Past-due loans receivables	10,061,258		10,690,878			1,458,745
Xiaoying Credit Loans and other loans
Summary of significant accounting policies
Loan receivable from Xiaoying Housing Loans, net	¥ 3,810,393,225		¥ 2,484,072,931			$ 552,455,087